Fair Value - Fair Value Assets and Liabilities Measured on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Liabilities:
Convertible preferred stock warrants	$ 646	[1]	$ 2,909	[2]
Total liabilities	646		2,909
Level 3 [Member]
Liabilities:
Convertible preferred stock warrants	646	[1]	2,909	[2]
Total liabilities	$ 646		$ 2,909

[1]	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2013 are classified as Level 3 and are measured using a hybrid of the option pricing model and the PWERM on each reporting date.
[2]	Convertible preferred stock warrant liabilities to purchase Series A and Series C convertible preferred stock at December 31, 2012 are classified as Level 3 and were measured at fair value using the Black-Scholes-Merton option pricing model.